Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥5,970,007	¥7,825,846	¥6,406,153	$62,208
Foreign	6,213	(68,982)	(131,262)	(1,275)
Total	¥5,976,220	¥7,756,864	¥6,274,891	$60,933
Income taxes―current:
Domestic	¥2,489,350	¥3,140,964	¥2,453,549	$23,825
Foreign	422	(6,254)	41,582	404
Total	¥2,489,772	¥3,134,710	¥2,495,131	$24,229
Income taxes―deferred:
Domestic	¥35,714	¥(528,832)	¥(729,822)	$(7,087)
Foreign	-	1,704	29,996	291
Total	¥35,714	¥(527,128)	¥(699,826)	$(6,796)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2013		2014		2014
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available‑for‑sale securities	-	¥290,623	-	¥847,033	-	$8,225
Capital leases	¥73,735	-	¥106,807	-	$1,037	-
Accrued expenses	713,056	-	748,875	-	7,272	-
Retirement and pension cost	758,240	-	816,558	-	7,929	-
Allowance for doubtful accounts	66,170	-	48,885	-	475	-
Depreciation	48,315	-	-	-	-	-
Net loss on other investments	285,505	-	240,698	-	2,337	-
Operating loss carryforwards	1,416,522	-	1,370,277	-	13,306	-
Transactions in transit*	-	47,983	-	86,953	-	845
Impairment loss on telephone rights	77,101	-	77,690	-	755	-
Accrued enterprise tax	179,725	-	101,252	-	983	-
Asset retirement obligation	120,116	-	184,325	-	1,790	-
Deferred revenue	468,382	-	614,054	-	5,963	-
Customer relationship	-	1,690,781	-	1,505,159	-	14,616
Tax deduction of goodwill	-	528,299	-	690,499	-	6,705
Excess of tax deductible goodwill over the reported amount of goodwill	570,356	-	316,818	-	3,077	-
Trademark	-	38,413	-	38,413	-	373
Investments in equity method investees	-	168,061	-	233,550	-	2,268
Other	237,761	159,753	217,213	166,346	2,109	1,615
Total	5,014,984	2,923,913	4,843,452	3,567,953	47,033	34,647
Valuation allowance	(1,361,807)	-	(428,184)	-	(4,158)	-

Total	¥3,653,177	¥2,923,913	¥4,415,268	¥3,567,953	$42,875	$34,647

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Thousands of Yen
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2015	-	-	-
2016	-	-	-
2017	-	-	-
2018	¥38,120	¥10,762	¥411,351
2019 and thereafter	221,664	62,745	3,339,609

Total	¥259,784	¥73,507	¥3,750,960
	Thousands of U.S. Dollars
Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2015	-	-	-
2016	-	-	-
2017	-	-	-
2018	$370	$105	$3,994
2019 and thereafter	2,153	609	32,430

Total	$2,523	$714	$36,424

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014

Amount computed by using normal Japanese statutory tax rate	¥2,450,250	¥2,970,879	¥2,403,283	$23,337
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	81,115	89,012	102,634	997
Inhabitant tax―per capita	34,415	35,809	37,122	360
Expiration of operating loss carryforward	176,829	-	-	-
Change in valuation allowance	(107,171)	(666,973)	(957,182)	(9,295)
Tax effects on investments in equity method investees	-	168,061	65,489	636
Enterprise tax―not based on income	68,960	77,868	82,191	798
Tax rate change	(110,381)	-	106,487	1,034
Other—net	(68,531)	(67,074)	(44,719)	(434)

Income tax expense as reported	¥2,525,486	¥2,607,582	¥1,795,305	$17,433